UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,074,093)	$ (479,165)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses and bad debts	791,245	789,852
Depreciation and amortization	46,465	36,951
Amortization of finance lease assets	0	7,306
Non-cash operating lease expenses	99,636	27,149
Deferred income tax effect	(148,914)	(113,869)
Estimated warranty effect	108,073	(27,040)
Changes in operating assets and liabilities:
Accounts receivable	(8,999,285)	(651,784)
Prepayment	(2,018,193)	7,540
Prepaid expenses	936,428	0
Other receivables	(105,843)	6,463
Contract assets	(4,119,007)	2,683
Due from related party	161	264
Inventories	11	2
Other current assets	0	(1,188,411)
Tax payables	354,877	143,621
Other payables	1,986,935	632,182
Accounts payable	4,173,124	(703,567)
Advance from customers	1,025,049	0
Contract liabilities	1,233,224	0
Operating lease liabilities	(93,034)	(6,511)
Advance from related parties	0	(55,035)
Payroll payable	72,943	11,390
CASH USED IN OPERATING ACTIVITIES	(5,730,198)	(1,559,979)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(16,445)	(585)
Loan made to third party	(243,000)	(1,984,087)
Repayment from related parties	0	38,901
CASH USED IN INVESTING ACTIVITIES	(259,445)	(1,945,771)
CASH FLOWS FROM FINANCING ACTIVITIES:
Offering costs paid	(962,563)	(1,017,291)
Principal payment for obligation under finance leases	0	(11,695)
Gross proceeds from offering	8,000,000	5,000,000
CASH PROVIDED BY FINANCING ACTIVITIES	7,037,437	3,971,014
EFFECT OF EXCHANGE RATE ON CASH	32,707	(33,880)
NET CHANGE IN CASH	1,080,501	431,384
CASH AT BEGINNING OF PERIOD	572,807	407,031
CASH AT END OF PERIOD	1,653,308	838,415
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes	0	0
Interest	0	0
NON-CASH TRANSACTIONS
Operating lease assets obtained in exchange for lease obligations	687,751	0
Cashless exercise of warrants	$ 1,579	$ 0